Pension and other PostRetirement Benefits - Expenses (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Defined benefits pension plans
Pension and other PostRetirement Benefits,
Current service cost	$ 235	$ 193
Interest cost	35	36
Defined benefit plans expense	270	229
Defined contribution plans expense	77	74
Total benefit plans expense charged to earnings	347	303
Return on plan assets (excluding amounts included in net interest expense)	299	(407)
Experience (gain) loss arising on plan liabilities	(26)	2
Actuarial (gain) loss arising from changes in financial assumptions	(354)	354
Actuarial gain arising from changes in demographic assumptions	(1)	(4)
Actuarial (gain) loss recognized in other comprehensive income	(82)	(55)
Defined benefits other post retirement benefits
Pension and other PostRetirement Benefits,
Current service cost	13	14
Interest cost	21	22
Defined benefit plans expense	34	36
Total benefit plans expense charged to earnings	34	36
Experience (gain) loss arising on plan liabilities	(18)	(12)
Actuarial (gain) loss arising from changes in financial assumptions	(42)	26
Actuarial gain arising from changes in demographic assumptions		(9)
Actuarial (gain) loss recognized in other comprehensive income	$ (60)	$ 5